Pension and other long-term benefit commitments, Defined Contribution (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Continuing operations [Abstract]
Defined contribution schemes	$ 34.2	$ 31.2	$ 32.7